Summary of Significant Accounting Policies		9 Months Ended	12 Months Ended
	Jul. 24, 2025	Mar. 31, 2026	Jun. 30, 2025
Accounting Policies [Line Items]
Summary of Significant Accounting Policies
2.
Summary of Significant Accounting Policies

Basis of Accounting and Presentation

The accompanying condensed consolidated financial statements have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

The Company uses the U.S. dollar as its functional currency. Gains and losses from foreign currency transactions are included in other expense and are not material to the condensed consolidated financial statements.

Principles of Consolidation

The condensed consolidated financial statements include the accounts of Forgent Intermediate LLC and its subsidiaries. The Company consolidates Opco as a variable interest entity in accordance with Accounting Standards Codification (“ASC”) Topic 810, Consolidation (“ASC 810”). A parent of Forgent Parent I LP has the contractual right to appoint a majority of the board of managers of Opco, which has power over Opco, including making all significant economic decisions of Opco, and Forgent Intermediate II LLC owns a majority of the economic interests in Opco. The assets and liabilities of Opco represent substantially all of the Company’s assets and liabilities with the exception of certain tax balances.

All intercompany balances and transactions have been eliminated in consolidation.

Non-controlling Interests

The non-controlling interests on the condensed consolidated statement of operations represent the portion of earnings or loss attributable to the economic interest in the Company's subsidiary, Opco, held by the Existing Opco LLC Owners. Non-controlling interests on the condensed consolidated balance sheet represent the portion of net assets of the Company attributable to the Existing Opco LLC Owners, based on the portion of the Opco LLC Interests owned by such unit holders. As of March 31, 2026, the non-controlling interests were 19.81%.

Unaudited Interim Financial Information

The accompanying condensed consolidated balance sheets as of March 31, 2026 and June 30, 2025, the condensed consolidated statements of operations, changes in member’s equity and cash flows for the three and nine months ended March 31, 2026 and 2025 are unaudited. The unaudited interim financial statements have been prepared on the same basis as the audited annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary for the fair statement of the Company’s financial position as of March 31, 2026 and the results of its operations and its cash flows for the three and nine months ended March 31, 2026 and 2025. The financial data and other information disclosed in these notes related to the three and nine months ended March 31, 2026 and 2025 are also unaudited. The results for the three and nine months ended March 31, 2026 are not necessarily indicative of results to be expected for the year ending June 30, 2026, any other interim periods, or any future year or period. The consolidated balance sheet as of June 30, 2025 included herein was derived from the audited financial statements as of that date. Certain disclosures have been condensed or omitted from the interim condensed consolidated financial statements. These condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes included in the Company’s Final Prospectus dated February 4, 2026 and filed with the Securities and Exchange Commission (the “SEC”) on February 6, 2026 (the “IPO Prospectus”).

Except for the Tax Receivable Agreement entered into during the three months March 31, 2026 (see below), there have been no changes to the Company’s significant accounting policies described in the Company’s IPO Prospectus that have had a material impact on its condensed consolidated financial statements and related notes.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates include estimated profit on contracts recognized over time measured using the input method, variable consideration on revenues, allowance for credit losses, reserve for excess and obsolete inventory, warranty liability, incremental borrowing rates on operating leases, income taxes, uncertain tax positions, fair value of net assets acquired, liabilities assumed and equity-based consideration issued in a business combination, equity-based compensation, useful lives of property and equipment, useful lives of intangible assets, and the payable related to the tax receivable agreement.

Concentrations of Credit Risk

The Company has cash and cash equivalents deposited at certain financial institutions which, at times, may exceed the limits provided by the Federal Deposit Insurance Corporation. The Company has not experienced any losses on such amounts and believes it is not subject to significant credit risk related to cash balances.

During the three months ended March 31, 2026, the Company had one customer whose revenues were greater than 10% of revenues. This customer represented approximately 12% of revenues and 7% of accounts receivable. During the nine months ended March 31, 2026, the Company had no customers whose revenues were greater than 10% of revenues. During the three and nine months ended March 31, 2025 the Company had no customers whose revenues were greater than 10% of revenues.

Tax Receivable Agreement

In connection with our IPO, the Company entered into a tax receivable agreement (“TRA”) with the Forgent Parent I LP, Forgent Parent II LP, Forgent Parent III LP and Forgent Parent IV LP (collectively, the “Continuing Equity Owners”). The TRA provides for the payment by the Company to the Continuing Equity Owners of 85% of the amount of tax savings, if any, in U.S. federal, state and local income tax that the Company actually realizes, or in certain circumstances is deemed to realize, as a result of (i) the Company’s allocable share of tax basis attributable to its acquisition or ownership of Opco LLC Interests, (ii) certain tax attributes the Company acquired from the Blockers in the Blocker Mergers (including net operating losses and the Blockers’ allocable share of tax basis), (iii) increases in the Company’s allocable share of then existing tax basis, and certain adjustments to the tax basis of the assets of Opco and its subsidiaries as a result of actual or deemed sales or exchanges of Opco LLC Interests in connection with the IPO and future redemptions or exchanges of Opco LLC Interests, (iv) imputed interest arising from any payments the Company makes under the TRA and (v) certain other tax benefits related to entering into the TRA, including certain payments made under the TRA.

Actual tax benefits realized by the Company may differ from tax benefits calculated under the TRA as a result of the use of certain assumptions in the TRA, including the use of an assumed weighted-average state and local income tax rate to calculate tax benefits. Payments to be made under the tax receivable agreement will depend upon a number of factors, including the timing and amount of our future income.

The Company accounts for amounts payable under the TRA in accordance with ASC Topic 450, Contingencies. As such, subsequent changes in the value of the tax receivable agreement liability between reporting periods are recognized in the statement of operations. See Note 11, “Payable Pursuant to the Tax Receivable Agreement” for additional information on the TRA.

Fair Value

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company follows a fair value hierarchy which requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Three levels of inputs may be used to measure fair value, as follows:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Unobservable inputs that are supported by little or no market activity that are significant to the fair value of the assets or liabilities.

The fair values of the Company’s cash and cash equivalents, accounts receivable, accounts payable, and payables pursuant to acquisitions approximate their carrying values due to their short maturities. The long-term debt is Level 2 in the fair value hierarchy, and the carrying value of the Senior Secured Debt approximates its fair value, as it is based on current market rates at which the Company could borrow funds with similar terms.

2.
Summary of Significant Accounting Policies

Basis of Accounting and Presentation

The accompanying combined/consolidated financial statements have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). For the reasons described below, the Successor consolidated financial statements for the period from Inception to June 30, 2024 and the year ended June 30, 2025 are not comparable to the Predecessor combined financial statements.

The Company uses the U.S. dollar as its functional currency. Gains and losses from foreign currency transactions are included in other income (expense) and are not material to the combined/consolidated financial statements.

Principles of Combination (Predecessor)

The Predecessor is not a legal entity. Prior to the MGM Acquisition Date, MGM Transformer Company and other related entities were under common control by individuals in the same immediate family and are combined based on the principle of common control for the Predecessor period. All intercompany balances and transactions have been eliminated in combination.

Principles of Consolidation (Successor)

The consolidated financial statements include the accounts of Forgent Intermediate LLC and its subsidiaries. The Company consolidates Opco as a variable interest entity in accordance with Accounting Standards Codification (“ASC”) Topic 810, Consolidation (“ASC 810”). A parent of Forgent Parent I has the contractual right to appoint a majority of the board of managers of Opco, which has power over Opco, including making all significant economic decisions of Opco, and Forgent Intermediate II LLC owns a majority of the economic interests in Opco. The assets and liabilities of Opco represent substantially all of the Company’s assets and liabilities with the exception of certain tax balances, which were not contributed to Opco on the date of the Combination.

In the MGM Acquisition, described above and in Note 3 Acquisitions, US MetalCo was identified as the acquirer for accounting purposes, and MGM as the acquiree and accounting predecessor. The financial statement presentation distinguishes (i) a “Predecessor” period from July 1, 2023 to October 31, 2023, which reflects the combined financial statements of MGM for the period prior to the MGM Acquisition Date and (ii) the Company’s “Successor” period from Inception to June 30, 2024 and the year ended June 30, 2025. The MGM Acquisition was accounted for as a business combination using the acquisition method of accounting, and the assets and liabilities were recorded at their respective fair values on the MGM Acquisition Date.

Additionally, as Forgent Parent I, Forgent Parent II and Forgent Parent III were under common control of an affiliate of Neos at the Combination date, the Combination was accounted for as a combination of entities under common control whereby the assets and liabilities contributed were recorded at their historical carrying amounts. Accordingly, the Successor period includes the results of the subsidiaries contributed by Forgent Parent II and Forgent Parent III from the dates the entities were formed as disclosed in Note 1. The affiliate of Neos accounted for the acquisitions of States and PwrQ as business combinations using the acquisition method of accounting, and the assets and liabilities were recorded at their respective fair values on their respective acquisition dates.

All intercompany balances and transactions have been eliminated in consolidation.

Reclassifications

Certain prior period amounts have been reclassified to conform to the current period presentation.

Non-controlling Interest

In the Successor financial statements, prior to the Combination, the non-controlling interest represents the interests in Forgent Parent II and Forgent Parent III not held by an affiliate of Neos. Such amounts were initially recognized at the fair values of the non-controlling interests on the dates that an affiliate of Neos obtained control of States and PwrQ. Prior to the Combination, the Company used the hypothetical liquidation at book value (HLBV) approach to measure the non-controlling interests. Under HLBV, the noncontrolling interests are calculated as the amount that would be paid to non-controlling interest holders upon a hypothetical liquidation of the entity at book value as of the reporting date.

Upon the exchange of equity in Opco on the Combination Date, Forgent Intermediate LLC recognized non-controlling economic interests in Opco for the interests in Opco that are held by Forgent Parent II and Forgent Parent III, both of which are controlled by an affiliate of Neos. On the Combination Date, the non-controlling interests held by Forgent Parent II and Forgent Parent III were adjusted to reflect their collective ownership in the net assets of Opco, which was approximately 31% of the equity of Opco. This transaction was accounted for as an equity transaction, because the affiliate of Neos retained control of the Company, States and PwrQ before and after the Combination. From the Combination Date through June 30, 2025, the non-controlling interests held by Forgent Parent II and Forgent Parent III are allocated 31% of the net income (loss) of Opco.

Black-Line Adjustments

These combined/consolidated financial statements presented for the Predecessor and Successor exclude certain costs incurred by MGM that were solely contingent on the acquisition of MGM by the Company. Such costs, referred to as Black-Line adjustments include certain charges that were incurred due to the acquisition, that were not recognized in the accompanying combined financial statements, but have been recognized for tax purposes. The Predecessor recognized $76.4 million in Black-Line adjustments of which $65.5 million related to employee bonuses and $10.9 million related to investment banker fees. Both the employee bonuses and investment banker fees were solely contingent on the acquisition of MGM. The employee bonuses were paid in accordance with agreements with various members of management that were executed in 2022 and did not require any future service period.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates include estimated profit on contracts recognized over time measured using the input method, variable consideration on revenue, allowance for credit losses, reserve for excess and obsolete inventory, warranty liability, incremental borrowing rates on operating leases, income taxes, uncertain tax positions, fair value of net assets acquired, liabilities assumed and equity-based consideration issued in a business combination, equity-based compensation, useful lives of property and equipment and useful lives of intangible assets.

Cash and Cash Equivalents

The Company considers cash and cash equivalents to include cash on hand, cash held in demand deposit accounts, and all highly liquid financial instruments purchased with a maturity of three months or less.

Accounts Receivable

Accounts receivable is comprised of amounts billed and unbilled to customers, net of an allowance for credit losses. Unbilled receivables as of June 30, 2024 and 2025 was $1.8 million and $12.5 million, respectively. The allowance for credit losses is estimated by management and is based on specific information about customer accounts, past loss experience, general economic conditions and reasonable forecasts. Periodically, management reviews the accounts receivable balances of its customers and adjusts the allowance based on current circumstances and charges off uncollectible receivables when all attempts to collect have failed although collection efforts may continue.

Inventory

Inventory consist of raw materials, work in process and finished goods. Inventory is stated at the lower of cost or net realizable value. Cost is calculated using the weighted average cost method. Provisions are made to reduce excess or obsolete inventory to its estimated net realizable values.

Property and Equipment

Property and equipment acquired in the business combinations are recorded at fair value at the date of acquisition; all other property and equipment are recorded at cost. Improvements, betterments and replacements which significantly extend the life of an asset are capitalized. Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets. Repair and maintenance costs are expensed as incurred.

A gain or loss on the sale of property and equipment is calculated as the difference between the cost of the asset disposed of, net of accumulated depreciation, and the sales proceeds received. A gain or loss on an asset disposal is recognized in the period that the sale occurs.

Amortizable and Other Intangible Assets

The Company amortizes identifiable intangible assets consisting of customer relationships, trade names, backlog and noncompete agreements because these assets have finite lives. The Company’s intangible assets with finite lives are amortized on a straight-line basis over the estimated useful lives. The basis of amortization approximates the pattern in which the assets are utilized over their estimated useful lives. The Company reviews for impairment indicators of finite-lived intangibles, as described below in the “Impairment of Long-Lived Assets” significant accounting policy.

Impairment of Long-Lived Assets

When events, circumstances or operating results indicate that the carrying values of long-lived assets might not be recoverable through future operations, the Company prepares projections of the undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the projections indicate that the recorded amounts are not expected to be recoverable, such amounts are reduced to estimated fair value. Fair value is estimated based upon internal evaluation of each asset that includes quantitative analyses of net revenue and cash flows, review of recent sales of similar assets and market responses based upon discussions in connection with offers received from potential buyers. Management determined there was no impairment for the periods presented.

Business Combinations

Business combinations are accounted for using the acquisition method of accounting. The purchase price is allocated to the tangible and intangible assets acquired and liabilities assumed based on their respective fair values at the date of acquisition. Significant judgments and estimates are used in determining the fair values of the assets acquired, liabilities assumed and equity consideration and useful lives of property and equipment and intangible assets. Contract assets and contract liabilities acquired in a business combination are recognized and measured in accordance with ASC 606 as if the Company had originated the contracts. The excess of the purchase price over the fair value of assets acquired and liabilities assumed is assigned to goodwill.

Goodwill Impairment

The Company evaluates goodwill for impairment annually, or more frequently if indicators of impairment exist. The Company may assess goodwill for impairment using the qualitative approach, or the Company may bypass the qualitative approach and perform a quantitative assessment to determine whether goodwill is impaired. The qualitative assessment evaluates factors including macroeconomic conditions, industry-specific and company-specific considerations, legal and regulatory environments, and historical performance. If the Company determines it is more likely than not that the fair value of a reporting unit is less than its carrying value, a quantitative assessment is then performed. Otherwise, no further assessment is required. The quantitative approach compares the estimated fair value of the reporting unit to its carrying amount, including goodwill. Impairment is indicated if the estimated fair value of the reporting unit is less than the carrying amount of the reporting unit, and an impairment charge is recognized for the differential, not to exceed the total amount of goodwill allocated to the reporting unit.

Deferred Offering Costs

Deferred offering costs consist primarily of registration fees, filing fees, listing fees, specific legal and accounting costs and transfer agent fees, which are direct and incremental fees related to the initial public offering. The deferred offering costs will be offset against the initial public offering proceeds. As of June 30, 2025, the Company had incurred $4.5 million in deferred offering costs, which are reported as Other assets - long-term on the consolidated balance sheets.

Deferred Financing Costs

Costs incurred to issue debt are capitalized and recorded net of the related debt and amortized using the effective interest method as a component of interest expense over the terms of the related debt agreement.

Revenue Recognition

The Company recognizes revenue from the sale of manufactured products and services when control of promised goods or services are transferred to customers in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. Control is transferred when the customer has the ability to direct the use of and obtain benefits from the goods or services.

The Company determines the transaction price for each contract entered into based on the consideration expected to be received. When multiple performance obligations exist within the contract, the transaction price identified is allocated to each distinct performance obligation to deliver a good or service based on the relative standalone selling price. Management has concluded that the prices negotiated with each individual customer approximates the standalone selling price of the product or service.

The majority of the Company’s sales agreements contain performance obligations satisfied over time as control is transferred to the customer for the sale of manufactured products with no alternative use and an enforceable right of payment. Revenue from manufactured products is recognized over time primarily using the output method, based upon units manufactured, which, management believes best depicts the extent of transfer of control to the customer. For manufactured products sold that do not meet the criteria to be recognized over time, revenue is recognized at the point in time when control is transferred to the customer, which generally occurs when the manufactured product has been shipped or delivered to the customer, depending on shipping terms. Revenue from service contracts, including installation, repair, preventive maintenance, and commissioning are recorded overtime as services are provided, using the input method of costs incurred in relations to the estimated contract costs to complete, or straight-line for stand-ready contracts, because the customer simultaneously receives and consumes the benefit as we perform the services.

Payments from customers are typically received upon acceptance of an order by the Company and/or following shipment of the manufactured goods to the customer. Payments received in advance for manufactured products are recorded as deferred revenue and recognized as revenue when the revenue recognition criteria are met. For service contracts, a contract asset is recorded for revenue recognized in excess of billings, recorded within prepaid and other current assets on the consolidated balance sheets, and a contract liability is recognized when contractual billings to customers exceed revenue, recorded as deferred revenue on the consolidated balance sheets.

The Company records reductions to revenue for estimated customer rebates at the time of the initial sale. Rebates are estimated based on sales terms, historical experience, trend analysis, and projected market conditions in the various markets served.

The Company has elected to adopt certain practical expedients and exemptions such as (i) recording sales commissions as incurred because the amortization period is less than one year, (ii) excluding any collected sales tax amounts from the calculation of revenue, and (iii) accounting for shipping and handling activities that are incurred after the customer has obtained control of the product as fulfillment costs rather than a separate service provided to the customer for which consideration would need to be allocated (see “Shipping and Handling”).

Shipping and Handling

The Company accounts for shipping and handling related to contracts with customers as costs to fulfill its promise to transfer the associated products. Accordingly, payment by the Company’s customers for shipping and handling costs for delivery of the Company’s products are recorded as a component of revenues in the accompanying combined/consolidated statements of operations. Shipping and handling expenses are included as a component of cost of revenues as incurred and totaled $3.1 million, $6.9 million and $19.0 million for the period July 1, 2023 to October 31, 2023 (Predecessor), for the period from Inception to June 30, 2024 and the year ended June 30, 2025 (Successor), respectively.

Treasury Stock

The Predecessor has repurchased shares of its common stock which have been held as treasury stock. The Company accounts for treasury stock under the cost method.

Equity-Based Compensation

The Company recognizes equity-based compensation expense based on the equity award’s grant date fair value. The determination of the fair value of equity awards issued to employees of the Company is based upon the underlying unit price and a number of assumptions, including volatility, performance period, risk-free interest rate and expected dividends. The Company accounts for forfeitures as they occur. The grant date fair value of each unit is amortized on a straight-line basis over the requisite service period, except for portions of the award which are contingent upon a future event occurring. The contingent portion of the award is recognized when the event becomes probable, which in the case of the Company would be a sale of the Forgent Parent I, Forgent Parent II or Forgent Parent III.

Warranty Liability

The Company offers an assurance type warranty for its products against manufacturer defects that does not contain a service element. For these assurance type warranties, a provision for estimated future costs related to warranty expense is recorded when they are probable and reasonably estimable. This provision is based on historical information on the nature, frequency and average cost of claims for each product line. When little or no experience exists for an immature product line, the estimate is based on comparable product lines. Specific reserves are established once an issue is identified with the amounts for such reserves based on the estimated cost of correction. These estimates are re-evaluated on an ongoing basis using best-available information and revisions to estimates are made as necessary. As of June 30, 2024 and 2025 the estimated accrued warranty reserve was $1.2 million and $2.7 million, respectively.

Concentrations of Credit Risk

The Company has cash deposited at certain financial institutions which, at times, may exceed the limits provided by the Federal Deposit Insurance Corporation. The Company has not experienced any losses on such amounts and believes it is not subject to significant credit risk related to cash balances.

During the Predecessor period, the Company had one customer whose revenues were greater than 10% of revenues. This customer represented approximately 12% of revenues for the period from July 1, 2023 to October 31, 2023.

Fair Value

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company follows a fair value hierarchy which requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Three levels of inputs may be used to measure fair value, as follows:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Unobservable inputs that are supported by little or no market activity that are significant to the fair value of the assets or liabilities.

The fair values of the Company’s cash and cash equivalents, accounts receivable, accounts payable, and payables pursuant to acquisitions approximate their carrying values due to their short maturities. The long-term debt is Level 2 in the fair value hierarchy and the carrying value of the Senior Debt (Successor) and Revolving Notes (Predecessor) approximates their fair values, as they are based on current market rates at which the Company could borrow funds with similar terms.

Leases

The Company follows the provisions of ASC 842 where its operating lease arrangements are comprised primarily of real estate agreements. The Company determines if an arrangement contains a lease at inception based on whether it conveys the right to control the use of an identified asset in exchange for consideration. Lease right-of-use assets (“ROU assets”) and associated lease liabilities are recognized at the commencement date of the lease based on the present value of lease payments over the lease term, including payment escalations explicit in the lease or based on an index or rate. ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent an obligation to make lease payments arising from the lease. Certain lease agreements may include one or more options to extend or terminate a lease. Lease terms, which range from approximately 2-12 years, are inclusive of these options if it is reasonably certain that the Company will exercise such options.

ROU assets also include any initial direct costs and prepayments less lease incentives. As most of the Company’s leases do not provide an implicit rate, the Company’s incremental borrowing rate is used and is based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at commencement date. Lease expense is recognized on a straight-line basis over the lease term.

ROU assets and the corresponding operating lease liabilities are separately presented in the Company’s consolidated balance sheets. The Company elected to apply the short-term measurement and recognition exemption in which the ROU assets and lease liabilities are not recognized for short-term leases. The Company also elected to apply the practical expedient to consider non-lease components as a part of the lease. The Company’s leases contain certain common area maintenance expenses which are variable and expensed as incurred on a month-to-month basis.

Income Taxes

Predecessor

The significant entity of the Predecessor is a corporation for U.S. federal income tax purposes. However, other entities of the Predecessor are passthrough entities not subject to U.S. federal income taxes. For the significant entity, the Company recognizes deferred tax assets and liabilities for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using statutory tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the statutory enactment date. Valuation allowances are established to reduce deferred tax assets when it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Tax benefits are recognized only for tax positions that are more likely than not to be sustained upon examination by tax authorities. The amount recognized is measured as the largest amount of benefit that is greater than 50% likely to be realized upon settlement. A liability for unrecognized tax benefits is recorded for any tax benefits claimed in the Predecessor’s tax returns that do not meet these recognition and measurement standards.

The Predecessor recognizes penalties and interest related to uncertain tax positions within the provision for income taxes. No material interest or penalties were incurred in the period presented.

Successor

The Company is taxed as a corporation for U.S. Federal and state income tax purposes. On the Combination date, the Company’s principal asset is its investment in Opco, which is a limited liability company that is taxed as a partnership for U.S. Federal and certain state and local income tax purposes. Opco’s net taxable income and related tax credits, if any, are passed through to its members and included in the member’s tax returns. As a result of the Combination, there was a $125.7 million reallocation of member’s equity to the non-controlling members, and a $25.6 million increase in the deferred tax liability related to its investment in Opco by applying the look-through method to record the Company’s proportionate share of inside basis differences (primarily related to intangible assets) within Opco. The look-through method excludes certain basis differences such as those related to non-deductible goodwill. The tax effect of the transaction was recorded as a reduction to the Company’s equity as the transaction did not result in a change in control.

The Company recognizes deferred tax assets and liabilities for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using statutory tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the statutory enactment date. Valuation allowances are established to reduce deferred tax assets when it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Tax benefits are recognized only for tax positions that are more likely than not to be sustained upon examination by tax authorities. The amount recognized is measured as the largest amount of benefit that is greater than 50% likely to be realized upon settlement. A liability for unrecognized tax benefits is recorded for any tax benefits claimed in the Successor’s tax returns that do not meet these recognition and measurement standards.

The Company recognizes penalties and interest related to uncertain tax positions within the provision (benefit) for income taxes. No material interest or penalties were incurred in the periods presented.

Segment Reporting

ASC 280 (“Segment Reporting”) establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company manages its business on the basis of one operating and reportable segment.

Forgent Power Solutions, Inc.
Accounting Policies [Line Items]
Summary of Significant Accounting Policies
2.
Summary of Significant Accounting Policies

Basis of Presentation

The balance sheet is presented in accordance with accounting principles generally accepted in the United States of America. Separate statements of income, comprehensive income, changes in stockholder’s equity, and cash flows have not been presented because the Corporation has not engaged in any activities except in connection with its formation.

Cash

All cash, as of the balance sheet date, was cash on hand, held in deposit, and is carried at fair value, which approximates carrying value.

Income Taxes

The Company is treated as a subchapter C corporation, and therefore, is subject to federal, state and local income taxes. Opco continues to be recognized as a limited liability company, a pass-through entity for income tax